Deferred income tax assets and liabilities, net	12 Months Ended
Dec. 31, 2017
Deferred Income Tax Assets And Liabilities Net Details 2
Deferred income tax assets and liabilities, net
15.	Deferred income tax assets and liabilities

This caption is made up as follows:

	As of January 01, 2016	Effect on profit or loss	Effect on OCI	Discontinued operations	As of December 31, 2016	Effect on profit or loss	Effect on OCI	Discontinued operations	As of December 31, 2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax assets:
Deferred income tax assets
Provision for vacations	355	(116)	—	(167)	72	16	—	—	88
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(467)	14	—	455	2	34	—	—	36
Other	62	10	—	(36)	36	(18)	—	—	18
Tax-loss carry forward	21,127	301	—	(16,475)	4,953	(4,953)	—	—	—
Pre-operating costs	—	1,287	—	—	1,287	(1,287)	—	—	—
Total deferred income tax assets	21,077	1,496	—	(16,223)	6,350	(6,208)	—	—	142

Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment of zinc mining assets	24,986	3,332	—	—	28,318	—	—	—	28,318
Impairment on brine project assets, note 1.2	—	—	—	—	—	17,087	—	—	17,087
Long-term incentive plan	10,334	(196)	—	—	10,138	(1,194)	—	—	8,944
Provision for vacations	4,051	(382)	—	—	3,669	157	—	—	3,826
Available-for-sale financial investment from spin-off, note 1.1	—	—	—	—	—	—	—	2,253	2,253
Discounts on trade receivables	—	—	—	—	—	1,093	—	—	1,093
Other	5,795	(2,016)	—	—	3,779	1,849	—	—	5,628
	45,166	738	—	—	45,904	18,992	—	2,253	67,149
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(124,157)	(33,479)	—	—	(157,636)	(11,332)	—	—	(168,968)
Effect of costs of issuance of senior notes	(3,218)	312	—	—	(2,906)	484	—	—	(2,422)
Net gain on cash flow hedge	(32,439)	711	11,104	—	(20,624)	9,203	11,277	—	(144)
Effect of available-for-sale investments disposed, note 9	3	—	(65)	—	(62)	—	62	—	—
Other	(4,424)	(4)	—	—	(4,428)	(10)	—	—	(4,438)
	(164,235)	(32,460)	11,039	—	(185,656)	(1,655)	11,339	—	(175,972)
Total deferred income tax liabilities, net	(119,069)	(31,722)	11,039	—	(139,752)	17,337	11,339	2,253	(108,823)
		(30,226)	11,039	(16,223)		11,129	11,339	2,253

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

A reconciliation between tax expenses and the product of the accounting profit multiplied by Peruvian tax rate for the years 2017, 2016 and 2015 is as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Profit before income tax from continuing operations	128,417	198,110	306,770
Loss before income tax from discontinued operations	(1,305)	(12,988)	(8,861)
Accounting profit before income tax	127,112	185,122	297,909
At statutory income tax rate of 29.5% (2016: 28%, 2015:28%)	(37,498)	(51,834)	(83,415)

Differences
Non-deductible expenses, net	(8,776)	(5,592)	(5,274)
Effect of tax-loss carry forward non-recognized	(246)	(171)	(233)
Dividends obtained from available-for-sale investments	39	8	34
Effect of the change in income tax-rate	—	(14,639)	2,646

At the effective income tax rate of 37% in 2017 (2016: 39% and 2015: 29%)	(46,481)	(72,228)	(86,242)

Income tax from continuing operations	(47,032)	(78,627)	(89,383)
Income tax from discontinued operations	551	6,399	3,141

	(46,481)	(72,228)	(86,242)

In December 2016, the Peruvian Government approved an increase of the income tax rate from 28 percent to 29.50 percent to be effective from 2017 onwards. This increase on future tax rates has increased the deferred income tax liability on S/22,344,000 and increased the deferred income tax asset on S/8,529,000 (S/14,639,000 was recognized as a higher income tax expense in the consolidated statement of profit or loss and S/824,000 as an income in OCI).

In December 2014, the Peruvian Government approved the progressive reduction of the income tax rate from 30 percent to 28 percent to be effective in 2015 and 2016, to 27 percent during 2017 and 2018 and 26 percent starting from 2019 onwards. As of December 31, 2015, this reduction on future tax rates had a net impact of S/2,646,000, as a reduction of the deferred income tax liability of the Group, respectively. Such amount was recognized as a reduction of income tax expense in the consolidated statement of profit or loss.

The income tax expenses shown for the years ended December 31, 2017, 2016 and 2015 are:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Consolidated statements of profit or loss
Current	(58,161)	(48,401)	(61,007)
Deferred	11,129	(30,226)	(28,376)

	(47,032)	(78,627)	(89,383)

The income tax recorded directly to other comprehensive income is a gain of S/11,339,000 and S/11,039,000, during 2017 and 2016, respectively, and a loss of S/4,019,000 during 2015.

Following is the composition of deferred income tax related to items recognized in OCI and equity during the year:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain (loss) on available-for-sale financial asset	61	(57)	79
Tax effect on unrealized gain (loss) on derivative financial asset	11,278	10,272	(4,098)
Effect of the change in income tax-rate	—	824	—

Total deferred income tax in OCI	11,339	11,039	(4,019)

Temporary difference on purchase of treasury shares	—	—	(30)
Temporary difference on available for sale financial investments from spin-off, note 1.1	2,253	—	—

Total deferred income tax in equity	2,253	—	(30)

The tax losses related are available indefinitely for offset against 50% of future annual taxable profits. The amount of losses carried out is subject to the outcome of the reviews of the tax authorities referred in note 27.

Deferred tax assets have not been recognized in respect of certain losses as they may not be used to offset taxable profits elsewhere in the Group, they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the Group were able to recognize all unrecognized deferred tax assets, the profit would increase by S/858,000 (2016: S/2,843,000).

As of December 31, 2017, 2016 and 2015, it is not necessary to recognize deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the tax rules in effect in Peru, are not subject to income tax.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/70,365,000 (2016: S/57,615,000), which should not be recognized in the consolidated financial statements according with IAS 12.